As filed with the Securities and Exchange Commission on August 12, 2011
Securities Act File No. 333-141093
Investment Company Act File No. 811-22026

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☑

Pre-Effective Amendment No. ___	☐
Post-Effective Amendment No. 6	☑

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☑

Amendment No. 8	☑
GABELLI SRI GREEN FUND, INC.
(Exact Name of Registrant as Specified in Charter)
One Corporate Center, Rye, New York 10580-1422
(Address of Principal Executive Offices)
Registrant’s Telephone Number, including Area Code: 1-800-422-3554
Bruce N. Alpert
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422
(Name and Address of Agent for Service)
Copies to:

Bruce N. Alpert	Michael R. Rosella, Esq.
Gabelli SRI Green Fund, Inc.	Paul Hastings LLP
One Corporate Center	75 East 55th Street
Rye, New York 10580-1422	New York, New York 10022
It is proposed that this filing will become effective:

☑	immediately upon filing pursuant to paragraph (b); or
☐	on [ ] pursuant to paragraph (b); or
☐	60 days after filing pursuant to paragraph (a)(1); or
☐	on [ ] pursuant to paragraph (a)(1); or
☐	75 days after filing pursuant to paragraph (a)(2); or
☐	on [ ] pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

GABELLI SRI GREEN FUND, INC.
EXPLANATORY NOTE
This Post-Effective Amendment to the Registration Statement on Form N-1A is being filed for the sole purpose of updating Part C to the Registrant’s Registration Statement. This Post-Effective Amendment does not supersede or amend the current versions of the Registrant’s Prospectus (Part A) or Statement of Additional Information (Part B), each dated July 29, 2011, included in Post-Effective Amendment No. 4 under the 1933 Act and Amendment No. 6 under the 1940 Act, as supplemented.

PART C: OTHER INFORMATION
Item 28. Exhibits.
(a)(1)	Articles of Incorporation of the Registrant, dated March 1, 2007, are incorporated by reference to the Registrant’s Registration Statement as filed with the SEC via EDGAR on March 6, 2007 (Accession No. 0001116679-07-000634) (“Registration Statement”).

(a)(2)	Articles of Amendment and Restatement, dated May 16, 2007, are incorporated by reference to Pre-Effective Amendment No. 2 to the Registration Statement as filed with the SEC via EDGAR on May 31, 2007 (Accession No. 0001116679-07-001520) (“Pre-Effective Amendment No. 2”).

(b)(1)	By-Laws of Registrant, dated March 1, 2007, are incorporated by reference to Registration Statement.

(b)(2)	Amended and Restated By-Laws, dated March 1, 2007, are incorporated by reference to Pre-Effective Amendment No. 2.

(b)(3)	Amended and Restated By-Laws, dated August 19, 2009, are incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement as filed with the SEC via EDGAR on July 29, 2010 (Accession No. 0000950123-10-069637).

(c)	Instruments Defining Rights of Security Holders are incorporated by reference to Articles IV and V of the Registrant’s Articles of Amendment and Restatement filed as Exhibit (a)(2) to Pre-Effective Amendment No. 2 and to Articles II, VII, and IX of Registrant’s Amended and Restated By-Laws filed as Exhibit (b)(2) to Pre-Effective Amendment No. 2.

(d)(1)	Investment Advisory Agreement between the Registrant and Gabelli Funds, LLC, dated May 15, 2007, is incorporated by reference to Pre-Effective Amendment No. 2.

(d)(2)	Operating Expenses Limitation Agreement between the Registrant and Gabelli Funds, LLC, dated May 15, 2007, is incorporated by reference to Pre-Effective Amendment No. 2.

(e)	Distribution Agreement between the Registrant and G.distributors, LLC dated August 1, 2011, is filed herewith.

(f)	Not applicable.

(g)	Custodian Agreement between the Registrant and The Bank of New York Mellon (“BNYM”), dated May 15, 2007, is incorporated by reference to Pre-Effective Amendment No. 2.

(h)	Transfer Agency and Service Agreement between the Registrant and State Street Bank & Trust Company (“State Street”), dated May 1, 2007, is incorporated by reference to Pre-Effective Amendment No. 2.

(i)	Not applicable.

(j)(1)	Not applicable.

(j)(2)	Power of Attorney for Clarence A. Davis, Vincent D. Enright, Mario J. Gabelli, Agnes Mullady, and Anthonie C. van Ekris, dated May 15, 2007, is incorporated by reference to Pre-Effective Amendment No. 2.

(k)	Not applicable.

(l)	Not applicable.

(m)(1)	Plan of Distribution pursuant to Rule 12b-1 relating to Class AAA Shares, dated May 15, 2007, is incorporated by reference to Pre-Effective Amendment No. 2.

(i)	Amended and Restated Plan of Distribution pursuant to Rule 12b-1 relating to Class AAA Shares, dated August 1, 2011, is filed herewith.

(m)(2)	Plan of Distribution pursuant to Rule 12b-1 relating to Class A Shares, dated May 15, 2007, is incorporated by reference to Pre-Effective Amendment No. 2.

(i)	Amended and Restated Plan of Distribution pursuant to Rule 12b-1 relating to Class A Shares, dated August 1, 2011, is filed herewith.

(m)(3)	Plan of Distribution pursuant to Rule 12b-1 relating to Class C Shares, dated May 15, 2007, is incorporated by reference to Pre-Effective Amendment No. 2.

(i)	Amended and Restated Plan of Distribution pursuant to Rule 12b-1 relating to Class C Shares, dated August 1, 2011, is filed herewith.

(n)	Rule 18f-3 Multi-Class Plan, dated May 15, 2007, is incorporated by reference to Pre-Effective Amendment No. 2.

(o)	Not Applicable.

(p)	Revised Code of Ethics for the Registrant, Gabelli Funds, LLC, GAMCO Asset Management Inc., Gabelli & Company, Inc., Teton Advisors, Inc., Gabelli Fixed Income LLC, and Gabelli Securities, Inc. is incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement as filed with the SEC via EDGAR on July 29, 2008 (Accession No. 0000935069-08-001689).
Item 29. Persons Controlled by or Under Common Control with Registrant
None.
Item 30. Indemnification
Reference is made to the provisions of Article VI of the Registrant’s Articles of Amendment and Restatement filed as an exhibit to Pre-Effective Amendment No. 2 (as noted in Item 28 above) and Article XI of the Registrant’s Amended and Restated By-Laws filed as an exhibit to Pre-Effective Amendment No. 2 (as noted in Item 28 above).
Insofar as indemnification of liabilities arising under the Securities Act of 1933, as amended (the “Act”) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in that Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the financial adjudication of such issue.

The Registrant hereby undertakes that it will apply the indemnification provisions of its Articles of Incorporation, its By-Laws, the Investment Advisory Agreement, the Administration Agreement and the Distribution Agreement in a manner consistent with Release No. 11330 of the Securities and Exchange Commission under the Investment Company Act of 1940, as amended.
Item 31. Business and Other Connections of the Investment Adviser
Gabelli Funds, LLC (the “Adviser”) is a registered investment adviser providing investment management and administrative services to the Registrant. The Adviser also provides similar services to other mutual funds.
The information required by this Item 31 with respect to any other business, profession, vocation or employment of a substantial nature engaged in by directors and officers of the Adviser during the past two fiscal years is incorporated by reference to Form ADV filed by the Adviser pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-37706).
Item 32. Principal Underwriter

(a)	G.distributors, LLC (“G.distributors”) currently acts as distributor for The Gabelli 787 Fund, Inc., The Gabelli Asset Fund, The Gabelli Blue Chip Value Fund, Gabelli Capital Series Funds, Inc., Comstock Funds, Inc., Gabelli Equity Series Funds, Inc., GAMCO Global Series Funds, Inc., GAMCO Gold Fund, Inc, The GAMCO Growth Fund, GAMCO International Growth Fund, Inc., Gabelli Investor Funds, Inc., The GAMCO Mathers Fund, The Gabelli Money Market Funds, The Gabelli Utilities Fund, The Gabelli Value Fund Inc. and GAMCO Westwood Funds.

(b)	The information required by this Item 32 with respect to each director, officer or partner of G.distributors is incorporated by reference to Schedule A of Form BD filed by G.distributors pursuant to the Securities Exchange Act of 1934, as amended (SEC File No. 8-68697).

(c)	Not Applicable.
Item 33. Location of Accounts and Records
All accounts, books and other documents required by Section 31(a) of the Investment Company Act of 1940, as amended, and Rules 31a-1 through 31a-3 thereunder are maintained at the following offices:
1.	Gabelli Funds, LLC One Corporate Center Rye, New York 10580-1422

2.	BNY Mellon Investment Servicing (US) Inc. 201 Washington Street Boston, Massachusetts 02108

3.	BNY Mellon Investment Servicing (US) Inc. 760 Moore Road King of Prussia, Pennsylvania 19406

4.	State Street Bank and Trust Company One Heritage Drive North Quincy, Massachusetts 02171

5.	Boston Financial Data Services, Inc. Two Heritage Drive North Quincy, Massachusetts 02171

6.	The Bank of New York Mellon One Wall Street New York, New York 10286
Item 34. Management Services
There are no management related service contracts not discussed in Part A or Part B.
Item 35. Undertakings
None.

SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, GABELLI SRI GREEN FUND, INC., certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Rye and State of New York, on the 12th day of August, 2011.

GABELLI SRI GREEN FUND, INC.
By:	/s/ Bruce N. Alpert
Bruce N. Alpert
President, Secretary and Principal Executive Officer

     Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 6 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

Mario J. Gabelli*	Chairman of the Board	August 12, 2011
Mario J. Gabelli	(Chief Investment Officer)

/s/ Bruce N. Alpert	President and Secretary	August 12, 2011
Bruce N. Alpert	(Principal Executive Officer)

/s/ Agnes Mullady	Treasurer	August 12, 2011
Agnes Mullady	(Principal Financial and Accounting Officer)

Clarence A. Davis*	Director	August 12, 2011
Clarence A. Davis

Vincent D. Enright*	Director	August 12, 2011
Vincent D. Enright

Mario J. Gabelli*	Director	August 12, 2011
Mario J. Gabelli

Anthonie C. van Ekris*	Director	August 12, 2011
Anthonie C. van Ekris

*By:	/s/ Bruce N. Alpert
Bruce N. Alpert
Attorney-in-Fact

EXHIBIT INDEX

Exhibit
Number	Description

28(e)	Distribution Agreement between the Registrant and G.distributors, LLC dated August 1, 2011.

28(m)(1)(i)	Amended and Restated Plan of Distribution pursuant to Rule 12b-1 relating to Class AAA Shares, dated August 1, 2011.

28(m)(2)(i)	Amended and Restated Plan of Distribution pursuant to Rule 12b-1 relating to Class A Shares, dated August 1, 2011.

28(m)(3)(i)	Amended and Restated Plan of Distribution pursuant to Rule 12b-1 relating to Class C Shares, dated August 1, 2011.